TREASURY STOCK	12 Months Ended
Dec. 31, 2018
TREASURY STOCK
TREASURY STOCK

17.   TREASURY STOCK

On June 2, 2017 and May 29, 2018, the Company’s Board of Directors authorized a share repurchase program, under which the Company is authorized to purchase up to USD 30.0 million and USD 30 million worth of its outstanding American depositary shares (“ADSs”) over the following 12 months. As of December 31, 2017 and 2018, approximately 11.33 million and 39.12 million ordinary shares were repurchased for approximately RMB 36.97 million and RMB 111.17 million in cash. ADSs repurchased during 2017 and 2018 was approximately 11.33 million and 27.79 million ordinary shares for cash consideration of RMB 36.97 million and RMB 74.20 million respectively.

The Company’s proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means depending on market conditions and other factors as well as subject to relevant rules under United States securities regulations.

All the ordinary shares repurchased above are no longer outstanding and pending for cancellation and are included as treasury stock.